Registration Statement No. 333-143353
811-09137

As Filed with the Securities and Exchange Commission on July 17, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933              [ X ]

Pre-Effective Amendment No.               [  ]

Post-Effective Amendment No.  8            [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]

Amendment No.   77             [ X ]

Sun Life of Canada (U.S.) Variable Account I
Registrant

Sun Life Assurance Company of Canada (U.S.)
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-800-700-6554
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on August 17, 2009 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on August 17, 2009 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 8 is to delay the effective date of Post-Effective Amendment No. 7, filed on May 20, 2009.  The Parts A, B and C of Post-Effective Amendment No. 7 are hereby incorporated by reference and this Amendment does not delete or supercede any other prospectus or information that is part of the registration statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 17th day of July, 2009.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: _/s/ Westley V. Thompson*_______________
Westley V. Thompson
President, SLF U.S.

Attest:	__/s/ Sandra M. DaDalt__________________
Sandra M. DaDalt
Assistant Vice President & Senior Counsel
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.),  and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	Director and President, SLF U.S.	July 17, 2009
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Director and Senior Vice President and	July 17, 2009
Ronald H. Friesen	Chief Financial Officer and Treasurer
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	July 17, 2009
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	July 17, 2009
Sandra M. DaDalt

Terrence J. Mullen, Director
Scott M. Davis, Director
Jon A. Boscia, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures.  Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 27, 2009.